Advances, Accounts Payable and Accrued Expenses - Related Parties	12 Months Ended
Dec. 31, 2013
Advances, Accounts Payable and Accrued Expenses - Related Parties [Abstract]
ADVANCES, ACCOUNTS PAYABLE AND ACCRUED EXPENSES - RELATED PARTIES
NOTE 4 - ADVANCES, ACCOUNTS PAYABLE AND ACCRUED EXPENSES - RELATED PARTIES

As of December 31, 2013 and 2012, there are no amounts due to related parties for advances, accounts payable and accrued expenses.